Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of significant unobservable inputs adopted in the valuation

Unobservable Input
Expected volatility	61%
Probability	Liquidation scenario: 35% Redemption scenario: 35% IPO scenario: 30%

Schedule of cash and cash equivalents

	December 31,	December 31,
	2020	2021
Cash and cash equivalents	38,425,541	15,333,719
Restricted cash	78,010	2,994,408
Long-term restricted cash	41,547	46,437
Total	38,545,098	18,374,564

Schedule of expected credit loss provision for the current and non-current assets

Balance as at December 31, 2020

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	1,123,920	3.61%	40,548
Amounts due from related parties	169,288	—	—
Prepayments and other current assets	1,422,403	0.29%	4,097
Non-current assets:
Amounts due from related parties	617	—	—
Other non-current assets	1,561,755	1.28%	20,031

Balance as at December 31, 2021

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	2,823,222	0.90%	25,417
Amounts due from related parties	1,564,025	0.81%	12,691
Prepayments and other current assets	1,854,075	0.21%	3,932
Non-current assets:
Other non-current assets	5,598,764	0.88%	49,309

Schedule of estimate useful life of property, plant and equipment

Useful lives
Buildings and constructions	20 years
Production facilities	10 years
Charging & battery swap equipment	5 to 8 years
R&D equipment	5 years
Computer and electronic equipment	3 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Others	3 to 5 years

Schedule of estimate useful life of intangible assets, net

Useful lives
Domain names and others	5 years

Schedule of reconciliation of carried-forward warranty liabilities

	For the Year Ended December 31,
	2019	2020	2021
Warranty – beginning of year	177,293	412,004	952,946
Provision for warranty	283,647	582,069	1,078,854
Warranty costs incurred	(48,936)	(41,127)	(68,823)
Warranty– end of year	412,004	952,946	1,962,977